Offerings	Mar. 03, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.400% Senior Notes due 2035
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99398
Maximum Aggregate Offering Price	$ 993,980,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 152,178.34
Offering Note
(1)
This filing fee table shall be deemed to update the “Calculation of Filing Fee Tables” included as Exhibit 107 to the Company’s Registration Statement on Form
S-3
(File
No. 333-271922)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.950% Senior Notes due 2055
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.98331
Maximum Aggregate Offering Price	$ 983,310,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 150,544.76
Offering Note
(2)	Same as Footnote 1.